Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT3-0923
1.9904875.101
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 1.5%
Bapcor Ltd.	10,484	44,013
EBOS Group Ltd.	1,848	44,247
TOTAL AUSTRALIA		88,260
Austria - 2.0%
Verbund AG	774	64,124
Wienerberger AG	1,535	50,328
TOTAL AUSTRIA		114,452
Belgium - 1.9%
KBC Group NV	714	53,739
UCB SA	653	57,811
TOTAL BELGIUM		111,550
China - 0.7%
Chervon Holdings Ltd.	11,216	41,994
Denmark - 5.5%
Novo Nordisk A/S Series B	1,481	238,815
ORSTED A/S (a)	587	51,205
Vestas Wind Systems A/S (b)	993	26,559
TOTAL DENMARK		316,579
Finland - 1.1%
Neste OYJ	1,661	61,107
France - 12.9%
Air Liquide SA	389	69,940
AXA SA	3,061	94,092
BNP Paribas SA	1,598	105,385
Capgemini SA	201	36,425
Edenred SA	478	31,050
L'Oreal SA	205	95,388
LVMH Moet Hennessy Louis Vuitton SE	205	190,397
Pernod Ricard SA	500	110,280
Worldline SA (a)(b)	447	17,708
TOTAL FRANCE		750,665
Germany - 8.7%
Deutsche Borse AG	284	54,415
DHL Group	1,262	64,827
Gerresheimer AG	349	41,327
Merck KGaA	578	101,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	223	84,002
SAP SE	306	41,742
Siemens AG	693	118,116
TOTAL GERMANY		505,984
Hong Kong - 4.0%
AIA Group Ltd.	12,932	129,381
Hang Seng Bank Ltd.	4,070	61,946
Prudential PLC	2,980	41,381
TOTAL HONG KONG		232,708
India - 1.3%
HDFC Bank Ltd. sponsored ADR	1,100	75,108
Ireland - 3.2%
CRH PLC	1,828	109,400
Dalata Hotel Group PLC (b)	11,737	54,910
Kingspan Group PLC (Ireland)	243	19,504
TOTAL IRELAND		183,814
Italy - 1.4%
Carel Industries SpA (a)	1,037	29,702
Prysmian SpA	1,314	52,372
TOTAL ITALY		82,074
Japan - 17.4%
FUJIFILM Holdings Corp.	1,845	106,953
Fujitsu Ltd.	434	56,086
Hitachi Ltd.	2,160	141,171
Hoya Corp.	948	110,150
Itochu Corp.	4,156	167,975
ORIX Corp.	7,951	152,632
Persol Holdings Co. Ltd.	2,049	40,443
Sony Group Corp.	2,295	214,964
TIS, Inc.	862	21,831
TOTAL JAPAN		1,012,205
Korea (South) - 0.7%
SK Hynix, Inc.	401	38,728
Netherlands - 8.0%
ASML Holding NV (Netherlands)	274	196,258
BE Semiconductor Industries NV	239	28,551
Heineken NV (Bearer)	431	42,187
ING Groep NV (Certificaten Van Aandelen)	5,506	80,369
Koninklijke KPN NV	32,979	119,326
TOTAL NETHERLANDS		466,691
New Zealand - 0.8%
Contact Energy Ltd.	9,348	48,248
Norway - 2.4%
DNB Bank ASA	6,402	131,929
Schibsted ASA (A Shares)	252	5,398
TOTAL NORWAY		137,327
Spain - 1.3%
CaixaBank SA	4,384	17,734
EDP Renovaveis SA	497	9,492
Iberdrola SA	4,030	50,314
TOTAL SPAIN		77,540
Sweden - 2.7%
Boliden AB	2,621	77,213
Instalco AB	1,210	4,759
Investor AB (B Shares)	1,167	23,830
Lagercrantz Group AB (B Shares)	1,022	12,301
Nibe Industrier AB (B Shares)	4,402	39,619
TOTAL SWEDEN		157,722
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	126,164
United Kingdom - 12.7%
3i Group PLC	1,397	35,444
AstraZeneca PLC (United Kingdom)	1,498	215,227
Barratt Developments PLC	4,269	25,021
Beazley PLC	2,427	17,084
Big Yellow Group PLC	568	7,822
Bunzl PLC	460	17,049
Compass Group PLC	3,405	88,590
Diageo PLC	2,230	97,322
Endava PLC ADR (b)	194	10,177
Grainger Trust PLC	8,245	26,644
Impax Asset Management Group PLC	613	4,319
London Stock Exchange Group PLC	262	28,452
National Grid PLC	3,324	44,059
Reckitt Benckiser Group PLC	641	48,019
Renewi PLC (b)	827	5,519
Sage Group PLC	2,429	29,196
Smart Metering Systems PLC	4,045	36,182
TOTAL UNITED KINGDOM		736,126
United States of America - 4.6%
Ferguson PLC	183	29,368
Linde PLC	180	70,321
Nestle SA (Reg. S)	1,373	168,219
TOTAL UNITED STATES OF AMERICA		267,908
TOTAL COMMON STOCKS (Cost $5,278,544)		5,632,954

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $180,507)	180,471	180,507

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,459,051)	5,813,461
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,670)
NET ASSETS - 100.0%	5,807,791

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,615 or 1.7% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	102,083	2,158,035	2,079,611	5,820	-	-	180,507	0.0%
Total	102,083	2,158,035	2,079,611	5,820	-	-	180,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.